UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Exchange Portfolio of BlackRock Funds

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Exchange Portfolio of BlackRock Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 7.7%
The Boeing Co.	126,232	$9,165,705
General Dynamics Corp.	93,000	7,179,600

		16,345,305

Beverages — 2.3%
The Coca-Cola Co.	87,735	4,825,425

Capital Markets — 1.3%
Ameriprise Financial, Inc.	61,125	2,772,630

Computers & Peripherals — 11.6%
Hewlett-Packard Co.	249,188	13,244,342
International Business Machines Corp.	90,052	11,549,169

		24,793,511

Consumer Finance — 5.2%
American Express Co.	271,045	11,183,317

Diversified Financial Services — 2.6%
JPMorgan Chase & Co.	124,728	5,581,578

Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc.(a)	29,749	1,023,068

Energy Equipment & Services — 5.6%
Schlumberger Ltd.	168,194	10,673,591
Transocean Ltd.(a)	14,795	1,277,992

		11,951,583

Food & Staples Retailing — 3.1%
Wal-Mart Stores, Inc.	119,846	6,663,438

Food Products — 1.0%
General Mills, Inc.	8,497	601,503
Kraft Foods, Inc. - Class A	53,285	1,611,338

		2,212,841

Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.	22,800	1,026,684

Household Products — 5.7%
The Procter & Gamble Co.	191,038	12,086,974

Industrial Conglomerates — 2.7%
General Electric Co.	317,848	5,784,834

Insurance — 6.9%
Berkshire Hathaway, Inc. - Class B(a)	180,100	14,636,727

IT Services — 2.1%
The Western Union Co.	266,480	4,519,501

Life Sciences Tools & Services — 2.1%
Millipore Corp.(a)	42,213	4,457,693

Machinery — 3.5%
Caterpillar, Inc.(b)	119,415	7,505,233

Multiline Retail — 6.0%
Target Corp.	242,683	12,765,126

Oil, Gas & Consumable Fuels — 7.7%
BP Plc - ADR(b)	116,846	6,668,401
Exxon Mobil Corp.	144,677	9,690,466

		16,358,867

Pharmaceuticals — 12.0%
AstraZeneca Plc - ADR(b)	64,000	2,862,080
Johnson & Johnson	115,747	7,546,704
Merck & Co., Inc.	83,999	3,137,363
Novartis AG - ADR	155,916	8,435,055
Pfizer, Inc.	204,166	3,501,447

		25,482,649

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	40,915	910,768

Software — 5.0%
Microsoft Corp.	367,277	10,750,198

Tobacco — 2.6%
Altria Group, Inc.	77,000	1,580,040
Philip Morris International, Inc.	77,000	4,016,320

		5,596,360

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	64,452	1,501,087

Total Long-Term Investments (Cost — $42,824,188) — 98.8%		210,735,397

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(c)(d)	2,196,263	2,196,263
BlackRock Liquidity Series, LLC Money Market Series, 0.22%(c)(d)(e)	23,082,500	23,082,500

Total Short-Term Securities (Cost — $25,278,763) — 11.8%		25,278,763

Total Investments (Cost — $68,102,951*) — 110.6%		236,014,160
Liabilities in Excess of Other Assets — (10.6)%		(22,612,326)

Net Assets — 100.0%		$213,401,834

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$65,486,155

Gross unrealized appreciation	$170,742,435
Gross unrealized depreciation	(214,430)

Net unrealized appreciation	$170,528,005

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

ADR American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2010	1

Schedule of Investments (concluded)

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(255,367)	$20	$504
BlackRock Liquidity Series, LLC Money Market Series	$(4,120,000)	—	$5,098

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$210,735,397	—	—	$210,735,397
Short-Term Securities	2,196,263	$23,082,500	—	25,278,763

Total	$212,931,660	$23,082,500	—	$236,014,160

[1]	See above Schedule of Investments for values in each industry.

2	BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Exchange Portfolio of BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Exchange Portfolio of BlackRock Funds

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Exchange Portfolio of BlackRock Funds

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Exchange Portfolio of BlackRock Funds

Date: May 27, 2010